iShares®

iShares Trust

Supplement dated August 9, 2005

to the Prospectus dated August 1, 2005

for the iShares MSCI EAFE Growth Index Fund and

iShares MSCI EAFE Value Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

On page 6 of the Prospectus, the Cusip number for the iShares MSCI EAFE Growth Index Fund is amended to 464288885.

®iShares is a registered trademark of Barclays Global Investors, N.A.

BGI-A-028-08005

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE